GENERAL - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 7,886	$ 25,365	$ 27,949
Bank deposits	57,120	$ 30,628
Marketable Securities	$ 9,372